Earnings Per Share	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share
16.	Earnings Per Share

Basic earnings per share is computed based on the weighted-average number of common shares outstanding and diluted earnings per share is computed based on the weighted-average number of common shares outstanding adjusted by the number of additional shares that would have been outstanding had potentially dilutive common shares been issued. Potentially dilutive securities include stock options and nonvested share awards. Nonvested performance-based share awards are included in the average diluted shares outstanding for each period if established performance criteria have been met at the end of the respective periods.

The following table sets forth the computation of basic and diluted earnings per share attributable to the Company:

	Nine Months Ended September 30,
	2013	2012
Numerator
Net income attributable to Global Brass and Copper Holdings, Inc.	$4,205	$5,020
Denominator
Weighted-average common shares outstanding	21,110,000	21,110,000
Effect of potentially dilutive securities:
Stock options and nonvested share awards	24,169	—

Weighted-average common shares outstanding, assuming dilution	21,134,169	21,110,000

Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.20	$0.24
Diluted	$0.20	$0.24

During the nine months ended September 30, 2013, the Company granted 107,895 options to purchase shares of common stock, 141,486 nonvested shares of restricted stock, and 101,754 nonvested performance-based shares to certain members of the Company’s management and its Board of Directors. The computation of weighted-average common shares outstanding, assuming dilution, for the nine months ended September 30, 2013, includes the average common shares outstanding that would result from the assumed exercise of outstanding stock options and vesting of restricted stock awards. Nonvested performance-based shares are excluded from the computation because the established performance criterion was not met at September 30, 2013.